Summary of Significant Accounting Policies (Details 2) - shares	9 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Jun. 30, 2018	Jun. 30, 2017
Summary of anti-dilutive securities
Total	21,791,015	12,389,265	12,883,890	4,455,588
Stock-based compensation - restricted common stock [Member]
Summary of anti-dilutive securities
Total				8,750
Common Stock Warrants [Member]
Summary of anti-dilutive securities
Total	16,047,775	9,816,025	9,815,025	3,886,866
Stock Option [Member]
Summary of anti-dilutive securities
Total	5,743,240	2,573,240	3,068,865	559,972